Share Based Compensation (Details) - Schedule of Option Activity Under the Employee Share Option Plan - $ / shares	3 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Schedule of Option Activity Under the Employee Share Option Plan [Line Items]
No. of Options, Balance			1,914,864	2,186,500
No. of Options,Balance	375,006	274,050	332,824	208,514
No. of Options, Incentive Stock Options (ISO)				449,701
No. of Options, Non-Qualified Stock Options (NSO)				255,000
No. of Options, Cancelled/expired	4,786	11,226	12,386	603,337
No. of Options,Balance				1,914,864
Previously Reported [Member]
Schedule of Option Activity Under the Employee Share Option Plan [Line Items]
No. of Options,Balance				2,085,136
Options [Member]
Schedule of Option Activity Under the Employee Share Option Plan [Line Items]
No. of Options, Balance			1,914,864	2,186,500
Weighted Average Price, Balance (in Dollars per share)
No. of Options,Balance	375,006	274,050	332,824	208,514
No. of Options, Incentive Stock Options (ISO)				449,701
Weighted Average Price, Incentive Stock Options (ISO) (in Dollars per share)				$ 0.28
No. of Options, Non-Qualified Stock Options (NSO)				255,000
Weighted Average Price, Non-Qualified Stock Options (NSO) (in Dollars per share)				$ 0.19
No. of Options, Cancelled/expired	125,956	11,226	12,386	603,337
No. of Options,Balance				1,914,864
Options [Member] | Previously Reported [Member]
Schedule of Option Activity Under the Employee Share Option Plan [Line Items]
No. of Options,Balance				2,085,136
Shares of Stock [Member]
Schedule of Option Activity Under the Employee Share Option Plan [Line Items]
No. of Options, Balance
Weighted Average Price, Balance (in Dollars per share)
No. of Options,Balance
No. of Options, Cancelled/expired